M U N I C I P A L    P A R T N E R S    F U N D    I I    I N C .

Dear Shareholder:
We are pleased to provide the semi-annual report for the Municipal Partners Fund II Inc. ("Fund") for the six months ended December 31, 2001. Included is our market commentary, an unaudited schedule of the Fund's investments as of December 31, 2001, and unaudited financial statements for the six months ended December 31, 2001.

The Fund distributed income dividends to common shareholders totaling $0.38 per common share during the period. The table below shows the annualized distribution rate and the six-month total return based on the Fund's December 31, 2001 net asset value ("NAV") per share and its New York Stock Exchange ("NYSE") closing price:1

            PRICE                  ANNUALIZED              SIX-MONTH
          PER SHARE            DISTRIBUTION RATE 2       TOTAL RETURN 2
       ----------------        -------------------       --------------
       $13.91 (NAV)                  5.39%                   2.46%
       $12.49 (NYSE)                 6.00%                   2.72%

SPECIAL NOTICE TO SHAREHOLDERS

On January 24, 2002, after the reporting period ended, Municipal Partners Fund II Inc. announced a dividend from ordinary income of $0.063 per share for the months of March, April and May 2002. This represents an increase in the rate from $0.0625.

INVESTMENT STRATEGY

Salomon Brothers Asset Management's ("SBAM") philosophy of focusing on long-term fundamentals, rigorous credit analysis and sector selection remains the foundation of our management approach. SBAM's investment process begins with the Investment Policy Committee, which is comprised of senior SBAM portfolio managers across various asset classes and sectors. (Robert Amodeo represents the municipal fixed-income sector as a member of the Investment Policy Committee.) The Investment Policy Committee's outlook for interest rate movements and the domestic economy are the main drivers of the Fund's top-down 3 investment decisions. SBAM then employs a bottom-up 4 approach that combines SBAM's proprietary evaluation tools with experienced judgment to identify relative value among various municipal securities.

At December 31, 2001, the Fund's long-term holdings consisted of 64 issues throughout 27 different states. The credit quality of the portfolio remained strong, with an average rating of AA. Sector weightings were well diversified, with the greatest emphasis in transportation, water and sewer, and housing.

---------------

1 The NAV is calculated by subtracting total liabilities and outstanding preferred stock from the closing value of all securities held by the Fund (plus all other assets) and dividing the result (net assets of common shareholders) by the total number of the Fund's common shares outstanding. The NAV fluctuates with changes in the market prices of the securities in which the Fund has invested. However, the price at which an investor may buy or sell shares of the Fund is its market price (NYSE) and is determined by supply of and demand for the Fund's shares.

2 Total returns are based on changes in NAV or the market price, respectively.
  Total returns assume the reinvestment of all dividends and/or capital gains distributions in additional shares. Annualized distribution rate for common shareholders is the Fund's current monthly income dividend rate, annualized, and then divided by the NAV or the market price noted in this report. This annualized distribution rate assumes a current monthly income dividend rate to common shareholders of $0.0625 for 12 months. This rate is as of January 31, 2002 and is subject to change. The important difference between a total return and an annualized distribution rate is that the total return takes into consideration a number of factors including the fluctuation of the NAV or the market price during the period reported. The NAV fluctuation includes the effects of unrealized appreciation or depreciation in the Fund. Accordingly, since an annualized distribution rate only reflects the current monthly income dividend rate annualized, it should not be used as the sole indicator to judge the return you receive from your Fund investment. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

3 Top-down refers to an investing style that begins with an assessment of trends in the general economy, followed by selecting those investments that the manager believes will most likely benefit from those trends.

4 Bottom-up investing is an investing style that focuses on the fundamental strength of individual companies and municipalities.

      M U N I C I P A L    P A R T N E R S    F U N D    I I    I N C .

MARKET REVIEW

Although the U.S. Federal Reserve Board continued its policy of rate reductions throughout the period, SBAM believes its policy has yet to make a significant impact on domestic economic growth. However, the good news is that inflation remained relatively tame for the period.

Total return for municipal bonds lagged U.S. Treasury bonds during the period, as a heavy calendar of tax-exempt new issues prevented municipal prices from keeping pace with their taxable counterparts. State and local governments combined to issue large amounts of municipal debt to fund new projects and refinance outstanding issues during the period. These robust supply figures met impressive demand from retail investors as a shaky stock market, we believe, led many investors to rebalance portfolios and increase their exposure to fixed-income. The individual investor was the dominant buyer in the municipal bond market. Inflows into tax-exempt mutual funds were strong during the period, while purchases by property and casualty insurance companies were modest.

MARKET OUTLOOK

Looking ahead, SBAM believes that the retail investor will remain a dominant player in the municipal bond market. We believe mutual funds and institutions will remain stable investors.

Numerous state and local governments are reporting budgetary pressures created by a wavering domestic economy and lower tax receipts. However, many municipal authorities prepared for this economic slowdown by setting aside some of their surpluses during the tax-receipt boom years. These rainy day funds should help soften the effects of lower tax receipts.

We anticipate the domestic economy will recover slowly during 2002. Accordingly, we believe that current budgetary pressures will begin to gradually fade.

Finally, we would like to thank our investors for their continued confidence in our investment management approach.

Sincerely,

/s/ HEATH B. MCLENDON                            /s/ STEPHEN TREADWAY

HEATH B. MCLENDON                                STEPHEN TREADWAY
Co-Chairman of the Board                         Co-Chairman of the Board


/s/ ROBERT E. AMODEO

ROBERT E. AMODEO
Executive Vice President


January 21, 2002

The information in this letter represents the opinion of the manager and is not intended to be a forecast of future results or investment advice. Further, there is no assurance that certain securities will remain in or out of the Fund. Please refer to pages 3 through 8 for a list and percentage breakdown of the Fund's holdings. Also, please note any discussion of the Fund's holdings is as of December 31, 2001 and is subject to change.

      M U N I C I P A L    P A R T N E R S    F U N D    I I    I N C .


Schedule of Investments (unaudited)
December 31, 2001


     FACE
    AMOUNT          RATING(a)                    SECURITY                                                               VALUE
---------------------------------------------------------------------------------------------------------------------------------

Long-Term Investments-- 99.6%

ARIZONA -- 1.4%

 $ 1,700,000        AA         Arizona Agricultural Improvement & Power District Electric System
                                 Revenue Refunding, (Salt River Project), Series A, 5.250% due 1/1/06 ............   $  1,811,452
                                                                                                                     ------------

CALIFORNIA -- 2.4%

   3,000,000        AA-        California Housing Finance Agency Home Mortgage Revenue,
                                 Series H, 6.150% due 8/1/16 .....................................................      3,121,770
                                                                                                                     ------------

COLORADO -- 2.9%

   3,500,000        AA         Colorado Springs, CO Utilities Revenue Refunding & Improvement,
                                 Series A, 5.250% due 11/15/07 ...................................................      3,739,645
                                                                                                                     ------------

DISTRICT OF COLUMBIA -- 1.6%

   2,000,000        AAA        District of Columbia Revenue, (American University), AMBAC-Insured,
                                 5.625% due 10/1/26 ..............................................................      2,028,720
                                                                                                                     ------------

GEORGIA -- 2.6%

   3,500,000        AAA        Atlanta, GA Water & Waste Water Revenue, Series A, FGIC-Insured,
                                 5.000% due 11/1/38 ..............................................................      3,282,195
      95,000        AAA        Fulton County, GA Housing Authority, Single-Family Mortgage, Series A,
                                 GNMA-Collateralized, 6.600% due 3/1/28 ..........................................         97,448
                                                                                                                     ------------
                                                                                                                        3,379,643
                                                                                                                     ------------
HAWAII -- 0.8%

   1,000,000        A          Hawaii State Department of Budget & Finance, Special Purpose
                                 Revenue, 6.000% due 7/1/11 ......................................................      1,046,170
                                                                                                                     ------------

ILLINOIS -- 15.5%

                               Chicago, IL Board of Education, (Chicago School Reform):
   1,000,000        AAA          AMBAC-Insured, 5.750% due 12/1/27 ...............................................      1,032,650
   4,255,000        AAA          MBIA-Insured, 6.000% due 12/1/16 ................................................      4,599,952
   1,750,000        AAA        Chicago, IL Midway Airport Revenue, Series B, MBIA-Insured,
                                 5.625% due 1/1/29 ...............................................................      1,743,735
   2,500,000        AAA        Chicago, IL Refunding GO, Series A, MBIA-Insured, 5.000% due 1/1/41 ...............      2,330,350
     250,000        AAA        Cook County, IL Refunding GO, Series A, MBIA-Insured,
                                 5.625% due 11/15/16 .............................................................        259,850


---------------------------------------------------------------------------------------------------------------------------------
                                             See Notes to Financial Statements.


                                                                                                                           PAGE 3

      M U N I C I P A L    P A R T N E R S    F U N D    I I    I N C .

December 31, 2001


     FACE
    AMOUNT          RATING(a)                    SECURITY                                                               VALUE
---------------------------------------------------------------------------------------------------------------------------------

ILLINOIS -- 15.5% (CONTINUED)
                               Illinois Health Facilities Authority Revenue:
 $ 1,850,000        AAA          Refunding, (SSM Health Care), MBIA-Insured, 6.550% due 6/1/13 ...................   $  2,124,540
   2,000,000        AAA          Servantcor Project, Series A, FSA-Insured, 6.000%,
                                   Escrowed to Maturity 8/15/12 ..................................................      2,236,260
                                 South Suburban Hospital Project:
     395,000        A              7.000% due 2/15/18, Pre-Refunded 2/15/02 ......................................        405,448
     605,000        A              7.000% Escrowed to Maturity 2/15/18 ...........................................        713,150
   3,000,000        AAA        Illinois State, First Series, MBIA-Insured, 5.500% due 8/1/17 .....................      3,180,960
   1,250,000        AAA        University of Illinois, University Revenue Refunding, Series A,
                                 AMBAC-Insured, 5.000% due 4/1/30 ................................................      1,177,850
                                                                                                                     ------------
                                                                                                                       19,804,745
                                                                                                                     ------------
INDIANA -- 0.2%

     250,000        AAA        Indiana State Revolving Fund Revenue, Series B, 5.000% due 8/1/23 .................        239,608
                                                                                                                     ------------

IOWA -- 2.6%

   3,160,000        NR         Iowa Finance Authority, Hospital Facility Revenue Refunding,
                                 (Trinity Regional Hospital Project), 7.000% due 7/1/12,
                                 Pre-Refunded 7/1/02 .............................................................      3,299,798
                                                                                                                     ------------

KANSAS -- 1.3%

   1,500,000        AA+        Kansas State Development Finance Authority Revenue, (Water Pollution
                                 Control Revolving Fund II), 5.500% due 11/1/16 ..................................      1,590,735
                                                                                                                     ------------

KENTUCKY -- 1.9%

   1,500,000        AAA        Louisville & Jefferson County, KY Metropolitan Sewer District, Sewer
                                 & Drain System, Series A, FGIC-Insured, 5.000% due 5/15/30 ......................      1,427,910
   1,000,000        AAA        University of Kentucky, University Revenue, Series Q, FGIC-Insured,
                                 5.000% due 5/1/18 ...............................................................        988,940
                                                                                                                     ------------
                                                                                                                        2,416,850
                                                                                                                     ------------
LOUISIANA -- 4.0%

   5,000,000        BBB+       Louisiana Public Facilities Authority Hospital Revenue Refunding,
                                 (Touro Infirmary Project), Series A, 6.125% due 8/15/23 .........................      5,060,150
                                                                                                                     ------------

MASSACHUSETTS -- 5.9%

   1,000,000        A          Massachusetts State Health & Educational Facilities Authority
                                 Revenue, (Dana Farber Cancer Project), Series G-1,
                                 6.250% due 12/1/22 ..............................................................      1,032,300

---------------------------------------------------------------------------------------------------------------------------------
                                                  See Notes to Financial Statements.

PAGE 4

      M U N I C I P A L    P A R T N E R S    F U N D    I I    I N C .

December 31, 2001


     FACE
    AMOUNT          RATING(a)                    SECURITY                                                               VALUE
---------------------------------------------------------------------------------------------------------------------------------

MASSACHUSETTS -- 5.9% (CONTINUED)

 $ 4,050,000        AAA        Massachusetts State Turnpike Authority, Metropolitan Highway
                                 Systems Revenue, Series A, MBIA-Insured, 5.000% due 1/1/37 ......................   $  3,742,848
   2,650,000        Aaa*       Massachusetts State Water Pollution Abatement, Series A,
                                 5.750% due 8/1/29 ...............................................................      2,748,633
                                                                                                                     ------------
                                                                                                                        7,523,781
                                                                                                                     ------------
MICHIGAN -- 0.4%

     500,000        AAA        Rochester, MI Community School District, Series II,
                                 5.000% due 5/1/12 ...............................................................        512,465
                                                                                                                     ------------

MISSOURI -- 2.1%

   2,500,000        AA         Missouri State Environmental Improvement & Energy Research
                                 Authority PCR Refunding, (Associated Electric Coop Thomas Hill),
                                 5.500% due 12/1/10 ..............................................................      2,629,600
                                                                                                                     ------------

NEVADA -- 3.9%

   3,000,000        AAA        Clark County, NV IDR Refunding, (Nevada Power Co. Project), Series C,
                                 AMBAC-Insured, 7.200% due 10/1/22 ...............................................      3,168,900
   1,000,000        AAA        Clark County, NV Passenger Facility Revenue, (McCarran International
                                 Airport), Series A, MBIA-Insured, 5.750% due 7/1/23 .............................      1,013,620
     730,000        AAA        Nevada Housing Division, Single-Family Program, Series C,
                                 AMBAC-Insured, 6.350% due 10/1/12 ...............................................        747,535
                                                                                                                     ------------
                                                                                                                        4,930,055
                                                                                                                     ------------
NEW JERSEY -- 1.7%

   1,000,000        AAA        New Jersey EDA, Water Facilities Revenue, (New Jersey American
                                 Water Co., Inc. Project), Series A, FGIC-Insured,
                                 6.875% due 11/1/34 ..............................................................      1,099,200
   1,000,000        AAA        New Jersey State Transportation Trust Fund Authority Transportation
                                 System, Series B, MBIA-Insured, 6.000% due 12/15/19 .............................      1,089,930
                                                                                                                     ------------
                                                                                                                        2,189,130
                                                                                                                     ------------
NEW YORK -- 20.2%

                               New York City, NY GO:
   1,000,000        Aaa*         Series A, 6.000% due 5/15/30 ....................................................      1,049,760
   1,000,000        A            Series B-1, 7.000% due 8/15/16, Pre-Refunded 8/15/04 ............................      1,120,360
                               New York City, NY Municipal Water Finance
                                 Authority, Water & Sewer System Revenue, Series A:
   1,600,000        AA             5.500% due 6/15/23 ............................................................      1,610,944
   4,500,000        AAA            FSA-Insured, 5.375% due 6/15/26 ...............................................      4,511,475


---------------------------------------------------------------------------------------------------------------------------------
                                                  See Notes to Financial Statements.

                                                                                                                           PAGE 5

      M U N I C I P A L    P A R T N E R S    F U N D    I I    I N C .

December 31, 2001


     FACE
    AMOUNT          RATING(a)                    SECURITY                                                               VALUE
---------------------------------------------------------------------------------------------------------------------------------

NEW YORK -- 20.2% (CONTINUED)

 $ 2,800,000        AA-        New York State Dorm Authority Revenue, (State University
                                 Educational Facilities), 5.500% due 5/15/26 .....................................   $  2,816,240
   1,435,000        AA-        New York State Local Government Assistance Corporation
                                 Revenue, Series A, 6.000% due 4/1/16 ............................................      1,509,835
   1,250,000        Aaa*       New York State Mortgage Agency Revenue, 24th Series,
                                 6.125% due 10/1/30 ..............................................................      1,294,763
                               New York State Urban Development Corp. Revenue, Correctional Facilities:
   1,500,000        AAA          AMBAC-Insured, 5.375% due 1/1/25 ................................................      1,502,670
   1,300,000        AAA          FSA-Insured, 5.375% due 1/1/25 ..................................................      1,302,314
   4,400,000        AAA        Port Authority of New York and New Jersey Construction,
                                 96th Series, FGIC-Insured, 6.600% due 10/1/23 ...................................      4,594,876
                               Triborough Bridge & Tunnel Authority, NY General Purpose
                                 Revenue, Series Y:
   1,370,000        AA-            5.500% due 1/1/17 .............................................................      1,450,611
   2,750,000        AAA            MBIA-Insured, 5.500% due 1/1/17 ...............................................      2,949,595
                                                                                                                     ------------
                                                                                                                       25,713,443
                                                                                                                     ------------
OHIO -- 4.7%

   2,500,000        AA-        Franklin County, OH Hospital Revenue, (Holy Cross Health
                                 Systems Corp.), 5.875% due 6/1/21 ...............................................      2,563,550
   3,300,000        A          Ohio State Water Development Authority Solid Waste Disposal
                                 Revenue, (Broken Hill Proprietary Co., Ltd.), 6.450% due 9/1/20 .................      3,410,055
                                                                                                                     ------------
                                                                                                                        5,973,605
                                                                                                                     ------------
SOUTH CAROLINA -- 1.3%

   1,750,000        Aaa*       South Carolina Transportation Infrastructure Revenue, Series A,
                                 AMBAC-Insured, 5.000% due 10/1/29 ...............................................      1,669,850
                                                                                                                     ------------

TENNESSEE -- 3.4%

   1,950,000        AA-        Humphreys County, TN IDB, Solid Waste Disposal Revenue,
                                 (E.I. du Pont de Nemours and Co. Project), 6.700% due 5/1/24 ....................      2,046,408
   1,200,000        AAA        Memphis-Shelby County, TN Airport Authority Airport Revenue,
                                 Series D, AMBAC-Insured, 6.000% due 3/1/24 ......................................      1,251,420
   1,000,000        AA         Tennessee Housing Development Agency, (Homeownership
                                 Program), Series 2C, 6.350% due 1/1/31 ..........................................      1,041,400
                                                                                                                     ------------
                                                                                                                        4,339,228
                                                                                                                     ------------


---------------------------------------------------------------------------------------------------------------------------------
                                              See Notes to Financial Statements.

PAGE 6

      M U N I C I P A L    P A R T N E R S    F U N D    I I    I N C .

December 31, 2001


     FACE
    AMOUNT          RATING(a)                    SECURITY                                                               VALUE
---------------------------------------------------------------------------------------------------------------------------------

TEXAS -- 5.9%

                               Austin, TX Airport System Revenue, Series A, MBIA-Insured:
 $ 4,170,000        AAA          6.200% due 11/15/15 .............................................................   $  4,446,262
     330,000        AAA          6.200% due 11/15/15, Pre-Refunded 11/15/07 ......................................        364,247
   2,665,000        BBB        Port Corpus Christi Authority, TX (Hoechst Celanese Corporate
                                 Project), 6.875% due 4/1/17 .....................................................      2,736,076
                                                                                                                     ------------
                                                                                                                        7,546,585
                                                                                                                     ------------
UTAH -- 1.6%

   1,955,000        AAA        Utah State Housing Finance Agency, Single-Family Mortgage,
                                 Issue H-2, 6.250% due 7/1/22 ....................................................      2,019,007
                                                                                                                     ------------

VIRGINIA -- 4.8%

   2,000,000        AA+        Fairfax County, VA EDA Lease Revenue, (Government Center
                                 Properties), 5.500% due 5/15/18 .................................................      2,025,400
   2,915,000        A-         Greater Richmond Convention Center Authority, VA Hotel Tax
                                 Revenue, (Convention Center Expansion Project), 6.125% due 6/15/20 ..............      3,093,777
   1,015,000        AAA        Virginia State Housing Development Authority, Commonwealth
                                 Mortgage, Sub-Series A-4, MBIA-Insured, 6.200% due 7/1/12 .......................      1,045,156
                                                                                                                     ------------
                                                                                                                        6,164,333
                                                                                                                     ------------
WASHINGTON -- 2.9%

     400,000        AAA        Seattle, WA GO, Series B, FSA-Insured, 5.750% due 12/1/28 .........................        414,364
   1,950,000        AA+        Washington State GO, Series C, 5.500% due 7/1/18 ..................................      2,051,926
   1,200,000        AAA        Washington State Public Power Supply System Revenue Refunding,
                                 (Nuclear Project No. 1), Series A, MBIA-Insured, 5.125% due 7/1/17 ..............      1,191,768
                                                                                                                     ------------
                                                                                                                        3,658,058
                                                                                                                     ------------
WISCONSIN -- 2.0%

   2,485,000        AA         Wisconsin Housing & EDA Homeownership Revenue, Series G,
                                 6.300% due 9/1/17 ...............................................................      2,533,234
                                                                                                                     ------------

WYOMING -- 1.6%

   2,000,000        AA         Wyoming Community Development Authority Housing Revenue,
                                 Series 1, 6.100% due 12/1/14 ....................................................      2,081,820
                                                                                                                     ------------
                               Total Long-Term Investments (Cost -- $121,383,969) ................................    127,023,480
                                                                                                                     ------------


---------------------------------------------------------------------------------------------------------------------------------
                                              See Notes to Financial Statements.

                                                                                                                           PAGE 7

      M U N I C I P A L    P A R T N E R S    F U N D    I I    I N C .

December 31, 2001


     FACE
    AMOUNT          RATING(a)                    SECURITY                                                               VALUE
---------------------------------------------------------------------------------------------------------------------------------

Short-Term Investments-- 0.4%

ALASKA -- 0.1%

   $ 150,000        VMIG 1*    Valdez, AK Marine Term Revenue Refunding, (ExxonMobil Project),
                                 VRDD, 1.850% due 12/1/29 ........................................................      $ 150,000
                                                                                                                     ------------

MICHIGAN -- 0.1%

     100,000        A-1+       University of Michigan, University Revenue, (Medical Service Plan),
                                 VRDD, 1.850% due 12/1/21 ........................................................        100,000
                                                                                                                     ------------

TEXAS -- 0.2%

     250,000        A-1+       Harris County, TX Health Facilities Development Corp. Revenue,
                                 (St. Lukes Episcopal Hospital), Series B, VRDD, 1.800% due 2/15/31 ..............        250,000
                                                                                                                     ------------
                               Total Short-Term Investments (Cost -- $500,000) ...................................        500,000
                                                                                                                     ------------
                               Total Investments -- 100% (Cost -- $121,883,969**) ................................   $127,523,480
                                                                                                                     ============

----------------
(a) All ratings are by Standard & Poor's Ratings Service, except those identified by an asterisk (*), which are rated by Moody's Investors Service, Inc.

 ** Aggregate cost for Federal income tax purposes is substantially the same.

See pages 9 and 10 for definition of ratings and certain security descriptions.

---------------------------------------------------------------------------------------------------------------------------------
                                                See Notes to Financial Statements.

PAGE 8

      M U N I C I P A L    P A R T N E R S    F U N D    I I    I N C .


Long-Term Securities Ratings (unaudited)

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "BB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA    -- Bonds rated "AAA" have the highest rating assigned by Standard
          & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA     -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.

A      -- Bonds rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB    -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB     -- Bonds rated "BB" have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

Moody's Investors Service, Inc. ("Moody's") -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "Baa," where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa    -- Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa     -- Bonds rated "Aa" are judged to be of high quality by all standards.
          Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

A      -- Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa    -- Bonds rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NR     -- Indicates that the bond is not rated by Moody's or Standard &
          Poor's.

      M U N I C I P A L    P A R T N E R S    F U N D    I I    I N C .


Short-Term Securities Ratings (unaudited)

SP-1   -- Standard &Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1    -- Standard &Poor's highest commercial paper and variable-rate demand obligation ("VRDO") rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG1  -- Moody's highest rating for issues having a demand feature -- VRDO.

P-1    -- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

Security Descriptions (unaudited)

ABAG     - Association of Bay Area Governors        GO        - General Obligation Bonds
AIG      - American International Guaranty          HDC       - Housing Development Corporation
AMBAC    - American Municipal Bond Assurance        HFA       - Housing Finance Authority
             Corporation                            IDA       - Industrial Development Authority
BAN      - Bond Anticipation Notes                  IDB       - Industrial Development Board
BIG      - Bond Investors Guaranty                  IDR       - Industrial Development Revenue
CGIC     - Capital Guaranty Insurance Company       INFLOS    - Inverse Floaters
CHFCLI   - California Health Facility               ISD       - Independent School District
             Construction Loan Insurance            LEVRRS    - Leveraged Reverse Rate Securities
CONNIE                                              LOC       - Letter of Credit
  LEE    - College Construction Loan Association    MBIA      - Municipal Bond Investors Assurance
COP      - Certificate of Participation                           Corporation
EDA      - Economic Development Authority           MVRICS    - Municipal Variable Rate Inverse
EDR      - Economic Development Revenue                           Coupon Security
FGIC     - Financial Guaranty Insurance Company     PCR       - Pollution Control Revenue
FHA      - Federal Housing Administration           PSFG      - Permanent School Fund Guaranty
FHLMC    - Federal Home Loan Mortgage               RAN       - Revenue Anticipation Notes
             Corporation                            RIBS      - Residual Interest Bonds
FLAIRS   - Floating Adjustable Interest Rate        RITES     - Residual Interest Tax-Exempt Securities
             Securities                             SYCC      - Structured Yield Curve Certificate
FNMA     - Federal National Mortgage Association    TAN       - Tax Anticipation Notes
FRTC     - Floating Rate Trust Certificates         TECP      - Tax Exempt Commercial Paper
FSA      - Financial Security Assurance             TOB       - Tender Option Bonds
GIC      - Guaranteed Investment Contract           TRAN      - Tax and Revenue Anticipation Notes
GNMA     - Government National Mortgage             VA        - Veterans Administration
             Association                            VRDD      - Variable Rate Daily Demand
                                                    VRWE      - Variable Rate Wednesday Demand

      M U N I C I P A L    P A R T N E R S    F U N D    I I    I N C .


Statement of Assets and Liabilities  (unaudited)
December 31, 2001

ASSETS:

     Investments, at value (Cost -- $121,883,969) ......................................     $127,523,480
     Cash ..............................................................................            5,855
     Interest receivable ...............................................................        1,984,902
     Receivable for securities sold ....................................................          270,000
     Prepaid expenses ..................................................................            8,645
     Other assets ......................................................................            2,499
                                                                                             ------------
     TOTAL ASSETS ......................................................................      129,795,381
                                                                                             ------------

LIABILITIES:

     Payable for securities purchased ..................................................        1,076,250
     Management fee payable ............................................................           65,577
     Accrued expenses ..................................................................           94,884
                                                                                             ------------
     TOTAL LIABILITIES .................................................................        1,236,711
                                                                                             ------------
TOTAL NET ASSETS .......................................................................     $128,558,670
                                                                                             ============

NET ASSETS:

     Preferred stock (Note 4) ..........................................................     $ 45,000,000
                                                                                             ------------
     Common stock ($0.001 par value, 100,000,000 shares authorized; 6,007,094
       shares outstanding) .............................................................            6,007
     Additional paid-in capital ........................................................       83,244,145
     Undistributed net investment income ...............................................          879,204
     Accumulated net realized loss from security transactions ..........................       (6,210,197)
     Net unrealized appreciation of investments ........................................        5,639,511
                                                                                             ------------
     Net Assets Applicable to Common Stock .............................................       83,558,670
                                                                                             ------------
TOTAL NET ASSETS .......................................................................     $128,558,670
                                                                                             ============
NET ASSET VALUE PER SHARE OF COMMON STOCK ($83,558,670 / 6,007,094 shares outstanding)..           $13.91
                                                                                                   ======



---------------------------------------------------------------------------------------------------------
                                    See Notes to Financial Statements.

                                                                                                  PAGE 11

      M U N I C I P A L    P A R T N E R S    F U N D    I I    I N C .


Statement of Operations  (unaudited)
For the Six Months Ended December 31, 2001

INVESTMENT INCOME:

     Interest...........................................................................     $  3,640,814
                                                                                             ------------

EXPENSES:

     Management fee (Note 2) ...........................................................          396,121
     Auction agent fees.................................................................           61,070
     Audit and tax services ............................................................           35,383
     Shareholder communications.........................................................           27,295
     Transfer agent ....................................................................           13,951
     Directors' fees ...................................................................           13,549
     Listing fees.......................................................................           11,404
     Legal .............................................................................            6,948
     Custody............................................................................            2,176
     Other..............................................................................            9,931
                                                                                             ------------
     Total Expenses.....................................................................          577,828
                                                                                             ------------
NET INVESTMENT INCOME...................................................................        3,062,986
                                                                                             ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 3):

     Net Realized Gain From Security Transactions (excluding short-term securities):
        Proceeds from sales.............................................................       23,514,848
        Cost of securities sold.........................................................       22,365,572
                                                                                             ------------
     Net Realized Gain..................................................................        1,149,276
                                                                                             ------------

     Change in Net Unrealized Appreciation of Investments:
        Beginning of period.............................................................        7,271,918
        End of period...................................................................        5,639,511
                                                                                             ------------
     Decrease in Net Unrealized Appreciation............................................       (1,632,407)
                                                                                             ------------
Net Loss on Investments.................................................................         (483,131)
                                                                                             ------------
Increase in Net Assets From Operations..................................................     $  2,579,855
                                                                                             ============


---------------------------------------------------------------------------------------------------------
                                    See Notes to Financial Statements.

PAGE 12

      M U N I C I P A L    P A R T N E R S    F U N D    I I    I N C .


Statements of Changes in Net Assets
For the Six Months Ended December 31, 2001 (unaudited) and the Year Ended June 30, 2001

                                                                                      DECEMBER 31          JUNE 30
---------------------------------------------------------------------------------------------------------------------

OPERATIONS:

     Net investment income ...............................................           $  3,062,986        $  6,237,692
     Net realized gain...................................................               1,149,276             683,949
     Increase (decrease) in net unrealized appreciation...................             (1,632,407)          4,523,554
                                                                                     ------------        ------------
     INCREASE IN NET ASSETS FROM OPERATIONS ..............................              2,579,855          11,445,195
                                                                                     ------------        ------------
DIVIDENDS PAID FROM
NET INVESTMENT INCOME TO:

     Common shareholders..................................................             (2,252,662)         (4,505,321)
     Preferred shareholders...............................................               (515,697)         (1,809,359)
                                                                                     ------------        ------------
     DECREASE IN NET ASSETS FROM DIVIDENDS...............................              (2,768,359)         (6,314,680)
                                                                                     ------------        ------------
INCREASE (DECREASE) IN NET ASSETS........................................                (188,504)          5,130,515
NET ASSETS:

     Beginning of period..................................................            128,747,174         123,616,659
                                                                                     ------------        ------------
     END OF PERIOD*.......................................................           $128,558,670        $128,747,174
                                                                                     ============        ============
* Includes undistributed net investment income of:........................               $879,204            $584,577
                                                                                         ========            ========

---------------------------------------------------------------------------------------------------------------------
                                                  See Notes to Financial Statements.

                                                                                                              PAGE 13

      M U N I C I P A L    P A R T N E R S    F U N D    I I    I N C .


Statement of Cash Flows  (unaudited)
For the Six Months Ended December 31, 2001

CASH FLOWS PROVIDED BY OPERATING ACTIVITIES:
     Proceeds from sales of portfolio securities.............................................            $ 23,804,847
     Purchases of portfolio securities.......................................................             (23,890,336)
     Net purchases of short-term securities..................................................                (300,000)
                                                                                                         ------------
                                                                                                             (385,489)

     Net investment income ..................................................................               3,062,986
     Accretion of net discount on investments................................................                  (3,164)
     Net change in receivables/payables related to operations................................                  39,859
                                                                                                         ------------
     NET CASH FLOWS PROVIDED BY OPERATING ACTIVITIES.........................................               2,714,192
                                                                                                         ------------

CASH FLOWS USED BY FINANCING ACTIVITIES:
     Common stock dividends paid.............................................................              (2,252,662)
     Preferred stock dividends paid..........................................................                (534,221)
                                                                                                         ------------
     NET CASH FLOWS USED BY FINANCING ACTIVITIES.............................................              (2,786,883)
                                                                                                         ------------
Net Decrease in Cash.........................................................................                 (72,691)
Cash, Beginning of period....................................................................                  78,546
                                                                                                         ------------
CASH, END OF PERIOD..........................................................................            $      5,855
                                                                                                         ============


---------------------------------------------------------------------------------------------------------------------
                                             See Notes to Financial Statements.
PAGE 14

      M U N I C I P A L    P A R T N E R S    F U N D    I I    I N C .


Notes to Financial Statements (unaudited)


Note 1.  Organization and Significant Accounting Policies

Municipal Partners Fund II Inc. ("Fund") was incorporated in Maryland on June 21, 1993 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund's primary investment objective is to seek a high level of current income which is exempt from regular federal income taxes, consistent with the preservation of capital. As a secondary investment objective, the Fund intends to enhance portfolio value by purchasing tax exempt securities that, in the opinion of Salomon Brothers Asset Management Inc ("Investment Adviser"), may appreciate in value relative to other similar obligations in the marketplace.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates.

SECURITIES VALUATION. Tax-exempt securities are valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Short-term investments having a maturity of 60 days or less are valued at amortized cost which approximates market value. Securities for which reliable quotations are not readily available are valued at fair value as determined in good faith by, or under procedures established by, the Board of Directors.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are recorded on the trade date. Realized gains and losses on sales of securities are calculated on the identified cost basis. Interest income is accrued on a daily basis. The Fund amortizes premiums and accretes discounts on securities purchased using the effective interest method.

FEDERAL INCOME TAXES. The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute all of its income and capital gains, if any, to its shareholders. Therefore, no federal income tax or excise tax provision is required.

DIVIDENDS AND DISTRIBUTIONS. The Fund declares and pays dividends and distributions to common shareholders monthly from net investment income, net realized short-term capital gains and other sources, if necessary. Long-term capital gains, if any, in excess of loss carryovers (See Note 7) are expected to be distributed annually. Dividends and distributions to common shareholders are recorded on the ex-dividend date. Dividends and distributions to preferred shareholders are accrued on a weekly basis and are determined as described in

      M U N I C I P A L    P A R T N E R S    F U N D    I I    I N C .

Note 4. The amounts of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP.

CASH FLOW INFORMATION. The Fund invests in securities and distributes dividends from net investment income and net realized gains from investment transactions. These activities are reported in the statement of changes in net assets. Additional information on cash receipts and cash payments is presented in the statement of cash flows. Accounting practices that do not affect reporting activities on a cash basis include carrying investments at value and amortizing premium or accreting discount on debt obligations.

Note 2.  Management and Advisory Fees and Other Transactions

The Fund has entered into a management agreement with PIMCO Advisors L.P. ("Investment Manager"), pursuant to which the Investment Manager, among other things, supervises the Fund's investment program and monitors the performance of the Fund's service providers.

The Investment Manager and the Fund entered into an investment advisory and administration agreement with the Investment Adviser, a wholly owned subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), which, in turn, is a subsidiary of Citigroup Inc., pursuant to which the Investment Adviser provides investment advisory and administrative services to the Fund. The Investment Adviser is responsible on a day-to-day basis for the management of the Fund's portfolio in accordance with the Fund's investment objectives and policies and for making decisions to buy, sell, or hold particular securities and is responsible for day-to-day administration of the Fund. The Investment Adviser has delegated certain administrative services to Smith Barney Fund Management LLC("SBFM"), an affiliate of the Investment Adviser, pursuant to a Sub-Administration Agreement between the Investment Adviser and SBFM.

The Fund pays the Investment Manager a monthly fee at an annual rate of 0.60% of the Fund's average weekly net assets for its services, and the Investment Manager pays the Investment Adviser a monthly fee at an annual rate of 0.36% of the Fund's average weekly net assets for its services. For purposes of calculating the fees, the liquidation value of any outstanding preferred stock of the Fund is not deducted in determining the Fund's average weekly net assets.

Certain officers and/or directors of the Fund are also officers and/or directors of the Investment Manager, or the Investment Adviser.

At December 31, 2001, the Investment Adviser owned 4,161 shares of the Fund.

      M U N I C I P A L    P A R T N E R S    F U N D    I I    I N C .

Note 3.  Investments

For the six months ended December 31, 2001, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

Purchases ....................................................    $24,966,586
                                                                  ===========
Sales ........................................................    $23,514,848
                                                                  ===========

At December 31, 2001, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

Gross unrealized appreciation ................................    $ 5,980,398
Gross unrealized depreciation ................................       (340,887)
                                                                  -----------
Net unrealized appreciation ..................................    $ 5,639,511
                                                                  ===========

Note 4.  Preferred Stock

On October 1, 1993, the Fund closed its public offering of 900 shares of $0.001 par value Auction Rate Preferred Stock ("Preferred Shares") at an offering price of $50,000 per share. The Preferred Shares have a liquidation preference of $50,000 per share plus an amount equal to accumulated but unpaid dividends (whether or not earned or declared) and, subject to certain restrictions, are redeemable in whole or in part.

Dividend rates generally reset every 28 days and are determined by auction procedures. The dividend rates on the Preferred Shares during the six months ended December 31, 2001 ranged from 1.590% to 3.250%. The weighted average dividend rate for the six months ended December 31, 2001 was 2.261%. The Board of Directors designated the dividend period commencing December 26, 2001 as a Special Rate Period. Pursuant to this Special Rate Period, the dividend rate set by the auction held on December 24, 2001 remained in effect through January 1, 2002 when the regular auction procedure resumes, subject to the Fund's ability to designate any subsequent dividend period as a Special Rate Period. The dividend rate for this Special Rate Period is 2.027%.

The Fund is subject to certain restrictions relating to the Preferred Shares. The Fund may not declare dividends or make other distributions on shares of common stock or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding Preferred Shares would be less than 200%. The Preferred Shares are also subject to mandatory redemption at $50,000 per share plus any accumulated or unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of the Fund as set forth in its Articles Supplementary are not satisfied.

      M U N I C I P A L    P A R T N E R S    F U N D    I I    I N C .

The Preferred Shares, which are entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two directors and on certain matters affecting the rights of the Preferred Shares.

Note 5.  Concentration of Risk

Since the Fund invests a portion of its assets in issuers located in a single state, it may be affected by economic and political developments in a specific state or region. Certain debt obligations held by the Fund are entitled to the benefit of insurance, standby letters of credit or other guarantees of banks or other financial institutions.

Note 6.  Events Subsequent to December 31, 2001

COMMON STOCK DIVIDENDS. On October 23, 2001, the Board of Directors of the Fund declared two common share dividends from net investment income, each in the amount of $0.0625 per share, payable on January 25 and February 22, 2002 to shareholders of record on January 15 and February 12, 2002, respectively.

PREFERRED STOCK DIVIDENDS. The Board of Directors designated each of the following dividend periods as a Special Rate Period. With each auction date, the regular auction procedure resumes, subject to the Fund's ability to designate any subsequent dividend period as a Special Rate Period.

           COMMENCEMENT OF               AUCTION             RATE EFFECTIVE            PREFERRED
             RATE PERIOD                  DATE                   THROUGH                 RATE
-------------------------------------------------------------------------------------------------
               1/2/02                   12/31/01                  1/7/02                 1.599%
               1/8/02                    1/7/02                   1/14/02                1.499
               1/15/02                   1/14/02                  1/21/02                1.370
               1/22/02                   1/18/02                  1/28/02                1.370
               1/29/02                   1/28/02                  2/4/02                 1.449
               2/5/02                     2/4/02                  2/11/02                1.400
-------------------------------------------------------------------------------------------------


Note 7.  Capital Loss Carryforward

At June 30, 2001, the Fund had, for Federal income tax purposes, approximately $7,359,000 of loss carryforwards available to offset future capital gains. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed. The amount and expiration of the carryforwards are indicated below. Expiration occurs on the last day in June of the year indicated:

                                     2003            2004           2005          2007          2008
--------------------------------------------------------------------------------------------------------
Carryforward Amounts              $2,775,000      $3,081,000      $810,000      $140,000      $553,000
--------------------------------------------------------------------------------------------------------

      M U N I C I P A L    P A R T N E R S    F U N D    I I    I N C .


Financial Highlights

Data for a share of common stock outstanding throughout each year ended June 30, unless otherwise noted:

                                                     2001(1)    2001      2000      1999      1998      1997
-------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD.......          $13.94    $13.09    $13.71    $14.42    $13.70    $12.92
                                                     ------    ------    ------    ------    ------    ------
INCOME (LOSS) FROM OPERATIONS:

   Net investment income...................            0.51      1.04      1.04      1.04      1.03      1.05
   Net realized and unrealized gain (loss).           (0.07)     0.86     (0.60)    (0.73)     0.72      0.75
                                                     ------    ------    ------    ------    ------    ------
Total Income From Operations...............            0.44      1.90      0.44      0.31      1.75      1.80
                                                     ------    ------    ------    ------    ------    ------
DIVIDENDS PAID FROM
NET INVESTMENT INCOME TO:

  Common shareholders......................           (0.38)    (0.75)    (0.75)    (0.75)    (0.75)    (0.74)
  Preferred shareholders...................           (0.09)    (0.30)    (0.31)    (0.27)    (0.28)    (0.28)
                                                     ------    ------    ------    ------    ------    ------
Total Dividends............................           (0.47)    (1.05)    (1.06)    (1.02)    (1.03)    (1.02)
                                                      ------    ------    ------    ------    ------    ------

NET ASSET VALUE, END OF PERIOD.............          $13.91    $13.94    $13.09    $13.71    $14.42    $13.70
                                                     ======    ======  ========= ========    ======    ======
PER SHARE MARKET VALUE, END OF PERIOD......          $12.49    $12.52  $11.5625  $12.3125    $12.75   $12.375
                                                     ======    ======  ========= ========    ======    ======
TOTAL RETURN, BASED ON MARKET PRICE(2).....            2.72%++  15.14%     0.26%     2.27%     9.20%    22.80%
RATIOS TO AVERAGE NET ASSETS OF
COMMON SHAREHOLDERS(3):
  Operating expenses.......................            1.34%+    1.38%     1.39%     1.30%     1.36%     1.42%
  Net investment income....................            7.10+     7.63      7.95      7.23      7.27      7.90
NET ASSETS OF COMMON SHAREHOLDERS,
  END OF PERIOD (000S).....................         $83,559   $83,747   $78,617   $82,365   $86,600   $82,317
PORTFOLIO TURNOVER RATE....................              18%       15%       40%       19%       20%        7%
AUCTION RATE PREFERRED STOCK:

  Total Amount Outstanding (000s)..........         $45,000   $45,000   $45,000   $45,000   $45,000   $45,000
  Asset Coverage Per Share.................         142,843   143,052   137,352   141,517   146,222   141,463
  Involuntary Liquidating Preference Per Share       50,000    50,000    50,000    50,000    50,000    50,000
  Average Market Value Per Share...........          50,000    50,000    50,000    50,000    50,000    50,000
-------------------------------------------------------------------------------------------------------------

(1) For the six months ended December 31, 2001 (unaudited).

(2) For purposes of this calculation, dividends on common shares are assumed to be reinvested at prices obtained under the Fund's dividend reinvestment plan and the broker commission paid to purchase or sell a share is excluded.

(3) Ratios calculated on the basis of income and expenses relative to the average net assets of common shares and excludes the effect of dividend payments to preferred shareholders.

++ Total return is not annualized, as it may not be representative of the total return for the year.

 +  Annualized.

                                                                                                      PAGE 19

      M U N I C I P A L    P A R T N E R S    F U N D    I I    I N C .


Additional Information (unaudited)

INFORMATION ABOUT DIRECTORS AND OFFICERS

The business and affairs of Municipal Partners Fund II Inc. ("Fund") are managed under the direction of the Board of Directors. Information pertaining to the Directors and Officers of the Fund is set forth below.

                                                                            NUMBER OF
                                                                           INVESTMENT
                                                                          COMPANIES IN
                                                                          FUND COMPLEX
                                              TERM OF       PRINCIPAL     OVERSEEN BY
                              POSITION(S)   OFFICE(1) AND OCCUPATION(S)     DIRECTOR         OTHER
                               HELD WITH      LENGTH OF    DURING PAST     (INCLUDING    DIRECTORSHIPS
NAME, ADDRESS, AND AGE          FUND(1)      TIME SERVED   FIVE YEARS       THE FUND)  HELD BY DIRECTOR
--------------------------------------------------------------------------------------------------------

NON-INTERESTED
DIRECTORS:

Leslie H. Gelb                Director and      Since    President,           10      Britannica.com
The Council on                Member of         2000     The Council on               Director of 2
Foreign Relations             the Audit                  Foreign Relations            registered
58 East 68th Street           Committee,                                              investment
New York, NY 10021            Class I                                                 companies advised
Age 64                                                                                by Advantage
                                                                                      Advisers, Inc.
                                                                                      ("Advantage")

Riordan Roett                 Director and      Since    Professor, The       10            N/A
The Johns Hopkins University  Member of         1997     Johns Hopkins
1740 Massachusetts Ave, NW    the Audit                  University
Washington, DC 20036          Committee,
Age 63                        Class III

Jeswald W. Salacuse           Director and      Since    Henry J. Braker      10      Director, Municipal
Tufts University              Member of         2000     Professor of                 Advantage Fund;
The Fletcher School of Law    the Audit                  Commercial Law and           Director of 2
& Diplomacy                   Committee,                 formerly Dean, The           registered
Packard Avenue                Class III                  Fletcher School of           investment
Medford, MA 02155                                        Law & Diplomacy,             companies advised
Age 64                                                   Tufts University             by Advantage

INTERESTED
DIRECTORS:

Heath B. McLendon             Director and      Since    Managing Director    74      SBFM; TIA; The
Salomon Smith Barney Inc.     Co-Chairman,      1998     of Salomon Smith             Travelers Investment
125 Broad Street, 9th Floor   Class II                   Barney Inc. ("SSB");         Management
New York, NY 10004                                       President and                Company; Trustee -
Age 68                                                   Director of                  Drew University;
                                                         Smith Barney Fund            Advisory Director -
                                                         Management LLC               M&T Bank
                                                         ("SBFM") and
                                                         Travelers Investment
                                                         Adviser, Inc ("TIA")

PAGE 20

      M U N I C I P A L    P A R T N E R S    F U N D    I I    I N C .

                                                                            NUMBER OF
                                                                           INVESTMENT
                                                                          COMPANIES IN
                                                                          FUND COMPLEX
                                              TERM OF       PRINCIPAL     OVERSEEN BY
                              POSITION(S)   OFFICE(1) AND OCCUPATION(S)     DIRECTOR         OTHER
                               HELD WITH      LENGTH OF    DURING PAST     (INCLUDING    DIRECTORSHIPS
NAME, ADDRESS, AND AGE          FUND(1)      TIME SERVED   FIVE YEARS       THE FUND)  HELD BY DIRECTOR
--------------------------------------------------------------------------------------------------------

Stephen Treadway              Director and      Since    Chairman and          6            N/A
PIMCO Funds                   Co-Chairman,      2000     President of
Distributors Inc.             Class I                    PIMCO Funds
2187 Atlantic Street,                                    Distributors LLC
Suite 100                                                since May 1996.
Stamford, CT 06902                                       Formerly employed
Age 53                                                   by Salomon Smith
                                                         Barney Inc.
OFFICERS:

Lewis E. Daidone              Executive Vice    Since    Managing Director    N/A           N/A
Salomon Smith Barney Inc.     President and     1998     of SSB; Chief
125 Broad Street, 11th Floor  Treasurer                  Financial Officer of
New York, NY 10004                                       the Smith Barney
Age 44                                                   Mutual Funds;
                                                         Director and Senior
                                                         Vice President of
                                                         SBFM and TIA

Newton B. Schott              Executive Vice    Since    Executive Vice       N/A           N/A
PIMCO Funds                   President         1997     President, Chief
Distributors Inc.                                        Administrative Officer,
2187 Atlantic Street,                                    Secretary and
Suite 100                                                General Counsel to
Stamford, CT 06902                                       PIMCO Funds
Age 58                                                   Distributors LLC.
                                                         Senior Vice President
                                                         of PIMCO Advisors
                                                         since January 1997.

Christina T. Sydor            Secretary         Since    Managing Director    N/A           N/A
Salomon Smith Barney Inc.                       1998     of SSB; General
300 First Stamford Place                                 Counsel and
Stamford, CT 06902                                       Secretary of
Age 51                                                   SBFM and TIA


                                                                                            PAGE 21

      M U N I C I P A L    P A R T N E R S    F U N D    I I    I N C .

                                                                            NUMBER OF
                                                                           INVESTMENT
                                                                          COMPANIES IN
                                                                          FUND COMPLEX
                                              TERM OF       PRINCIPAL     OVERSEEN BY
                              POSITION(S)   OFFICE(1) AND OCCUPATION(S)     DIRECTOR         OTHER
                               HELD WITH      LENGTH OF    DURING PAST     (INCLUDING    DIRECTORSHIPS
NAME, ADDRESS, AND AGE          FUND(1)      TIME SERVED   FIVE YEARS       THE FUND)  HELD BY DIRECTOR
--------------------------------------------------------------------------------------------------------

Robert E. Amodeo              Executive Vice    Since    Managing Director    N/A           N/A
Salomon Smith Barney Inc.     President         1999     of SBAM and
388 Greenwich Street                                     SSB since
New York, NY 10013                                       December 2001.
Age 36                                                   Director of SBAM
                                                         and SSB since
                                                         December 1998.
                                                         Vice President of
                                                         SBAM and SSB
                                                         from January 1996
                                                         to December 1998

Anthony Pace                  Controller        Since    Director of SSB      N/A           N/A
Salomon Smith Barney Inc.                       1999
125 Broad Street, 11th Floor
New York, NY 10004
Age 36

-----------------
(1) The Fund's Board of Directors is divided into three classes: Class I, Class II and Class III. The terms of office of the Class I, II and III Directors expire at the Annual Meetings of Stockholders in the year 2003, year 2002 and year 2004, respectively, or thereafter in each case when their respective successors are duly elected and qualified. The Fund's executive officers are chosen each year at the first meeting of the Fund's Board of Directors following the Annual Meeting of Stockholders, to hold office until the meeting of the Board following the next Annual Meeting of Stockholders and until their successors are duly elected and qualified.


PAGE 22

      M U N I C I P A L    P A R T N E R S    F U N D    I I    I N C .


Dividend Reinvestment Plan (unaudited)

Pursuant to certain rules of the Securities and Exchange Commission, the following additional disclosure is provided.

Pursuant to the Fund's Dividend Reinvestment Plan ("Plan"), holders of Common Stock whose shares of Common Stock are registered in their own names will be deemed to have elected to have all distributions automatically reinvested by State Street Bank and Trust Company ("Plan Agent") in Fund shares pursuant to the Plan, unless they elect to receive distributions in cash. Holders of Common Stock who elect to receive distributions in cash will receive all distributions in cash by check in dollars mailed directly to the holder by the Plan Agent as dividend-paying agent. Holders of Common Stock who do not wish to have distributions automatically reinvested should notify the Plan Agent at the address below. Distributions with respect to Common Stock registered in the name of a bank, broker-dealer or other nominee (i.e., in "street name") will be reinvested under the Plan unless the service is not provided by the bank, broker-dealer or other nominee or the holder elects to receive dividends and distributions in cash. Investors who own shares registered in the name of a bank, broker-dealer or other nominee should consult with such nominee as to participation in the Plan through such nominee, and may be required to have their shares registered in their own names in order to participate in the Plan.

The Plan Agent serves as agent for the holders of Common Stock in administering the Plan. After the Fund declares a dividend on the Common Stock or determines to make a capital gain distribution, the Plan Agent will, as agent for the participants, receive the cash payment and use it to buy the Fund's Common Stock in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts. The Fund will not issue any new shares of Common Stock in connection with the Plan.

Participants have the option of making additional cash payments to the Plan Agent, monthly, in a minimum amount of $250, for investment in the Fund's Common Stock. The Plan Agent will use all such funds received from participants to purchase shares of Common Stock in the open market on or about the first business day of each month. To avoid unnecessary cash accumulations, and also to allow ample time for receipt and processing by the Plan Agent, it is suggested that participants send in voluntary cash payments to be received by the Plan Agent approximately ten days before an applicable purchase date specified above. A participant may withdraw a voluntary cash payment by written notice, if the notice is received by the Plan Agent not less than 48 hours before such payment is to be invested.

The Plan Agent maintains all shareholder accounts in the Plan and furnishes written confirmations of all transactions in an account, including information needed by shareholders for personal and tax records. Shares of Common Stock in the account of each Plan participant will be held by the Plan Agent in the name of the participant, and each shareholder's proxy will include those shares purchased pursuant to the Plan.

In the case of holders of Common Stock, such as banks, broker-dealers or other nominees, who hold shares for others who are beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares of Common Stock certified from time to time by the holders as representing the total amount registered in such holders' names and held for the account of beneficial owners that have not elected to receive distributions in cash.

      M U N I C I P A L    P A R T N E R S    F U N D    I I    I N C .

There is no charge to participants for reinvesting dividends or capital gains distributions or voluntary cash payments. The Plan Agent's fees for the reinvestment of dividends and capital gains distributions and voluntary cash payments will be paid by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and distributions and voluntary cash payments made by the participant. The receipt of dividends and distributions under the Plan will not relieve participants of any income tax which may be payable on such dividends or distributions.

Participants may terminate their accounts under the Plan by notifying the Plan Agent in writing. Such termination will be effective immediately if notice in writing is received by the Plan Agent not less than ten days prior to any dividend or distribution record date. Upon termination, the Plan Agent will send the participant a certificate for the full shares held in the account and a cash adjustment for any fractional shares or, upon written instruction from the participant, the Plan Agent will sell part or all of the participant's shares and remit the proceeds to the participant, less a $2.50 fee plus brokerage commission for the transaction.

Experience under the Plan may indicate that changes in the Plan are desirable. Accordingly, the Fund and the Plan Agent reserve the right to terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to notice of the termination sent to all participants in the Plan at least 30 days before the record date for the dividend or distribution. The Plan also may be amended by the Fund or the Plan Agent upon at least 30 days' written notice to participants in the Plan.

All correspondence concerning the Plan should be directed to the Plan Agent, P.O. Box 8209, Boston, Massachusetts 02266-8209.

                      ------------------------------------

This report is transmitted to the shareholders of Municipal Partners Fund II Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may purchase at market prices from time to time shares of its common stock in the open market.

      M U N I C I P A L    P A R T N E R S    F U N D    I I    I N C .


Directors                                                     Municipal Partners Fund II Inc.

LESLIE H. GELB                                                      125 Broad Street
      President, The Council                                        10th Floor, MF-2
      on Foreign Relations                                          New York, New York  10004
                                                                    Telephone 1-888-777-0102
HEATH B. MCLENDON
      Co-Chairman of the Board;                               INVESTMENT ADVISER
      Managing Director, Salomon Smith Barney Inc.                  Salomon Brothers Asset Management Inc
      President and Director,                                       388 Greenwich Street
      Smith Barney Fund Management LLC                              New York, New York  10013
      and Travelers Investment Advisers, Inc.
                                                              INVESTMENT MANAGER
RIORDAN ROETT                                                       PIMCO Advisors L.P.
      Professor and Director, Latin American                        800 Newport Center Drive
      Studies Program, Paul H. Nitze                                Suite 100
      School of Advanced International Studies,                     Newport Beach, California 92660
      Johns Hopkins University
                                                              AUCTION AGENT
JESWALD W. SALACUSE                                                 Bankers Trust Company
      Henry J. Braker Professor of                                  4 Albany Street
      Commercial Law, and formerly Dean,                            New York, New York  10006
      The Fletcher School of Law & Diplomacy
      Tufts University                                        CUSTODIAN
                                                                    PFPC Trust Company
STEPHEN TREADWAY                                                    8800 Tinicum Blvd.
      Co-Chairman of the Board;                                     Third Floor Suite 200
      Executive Vice President,                                     Philadelphia, PA 19153
      PIMCO Advisors L.P.
      Chairman and President,                                 DIVIDEND DISBURSING AND TRANSFER AGENT
      PIMCO Funds Distributors LLC                                  State Street Bank and Trust Company
                                                                    225 Franklin Street
CHARLES F. BARBER, Emeritus                                         Boston, Massachusetts 02110
      Consultant; formerly Chairman,
      ASARCO Incorporated                                     INDEPENDENT ACCOUNTANTS
                                                                    PricewaterhouseCoopers LLP
                                                                    1177 Avenue of the Americas
Officers                                                            New York, New York  10036

HEATH B. MCLENDON                                             LEGAL COUNSEL
      Co-Chairman of the Board                                      Simpson Thacher & Bartlett
                                                                    425 Lexington Avenue
STEPHEN TREADWAY                                                    New York, New York  10017
      Co-Chairman of the Board
                                                              NEW YORK STOCK EXCHANGE SYMBOL
ROBERT E. AMODEO                                                    MPT
      Executive Vice President

LEWIS E. DAIDONE
      Executive Vice President and Treasurer

NEWTON B. SCHOTT
      Executive Vice President

ANTHONY PACE
      Controller

CHRISTINA T. SYDOR
      Secretary

                      (This page intentionally left blank.)

State Street Bank and Trust Company
P.O. Box 8200
Boston, Massachusetts 02266-8200



                                    PRESORTED
                                    STANDARD
                                  U.S. POSTAGE
                                      PAID
                                S. HACKENSACK, NJ
                                 PERMIT No. 750


                                                                    MPTSEMI12/01



                 Municipal Partners
                 Fund II Inc.



                 Semi-Annual Report
                 DECEMBER31, 2001